Business Combinations	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Business Combinations
15	Business combinations
On January

31 2022, the Group acquired a 75% ownership
interest in Jaya Grocer Holdings Sdn. Bhd. (“Jaya Grocer”), an operator of stores offering daily necessities in Malaysia predominantly in the Klang Valley near Kuala Lumpur.

Included in the identifiable assets and liabilities acquired at the date of acquisition of Jaya Grocer are inputs (a patented trademark, warehouses, outlets and inventories), processes and organized workforce. The Group has determined that together the acquired inputs and processes significantly contribute to the ability to create revenue. The Group has therefore concluded that the acquired entity is a business. The acquisition of Jaya Grocer will enable the Group to grow the market for online grocery services in Malaysia. The acquisition enables Grab to bring more Jaya Grocer retail stores onto its marketplace, while also leveraging Jaya Grocer’s large supplier network to further expand its groceries product line at lower costs.

For the six months ended June 30, 2022, Jaya Grocer contributed revenue of $150 million and profit after tax of $6 million to the Group’s results. If the acquisition had occurred on January 1, 2022, management estimates that consolidated revenue would have been $582 million and consolidated loss would have been $1,006 million.

i)	Purchase consideration
The following table summarizes the acquisition date fair value of each major class of consideration:

(in $ millions)	$
Cash	181
Equity instruments (8,173,375 ordinary shares) measured based on the listed share price of the Company at January 31, 2022 of $5.66 per share	46
227

ii)	Acquisition related costs
The Group incurred acquisition-related costs of $1.3 million on legal fees and due diligence costs. These costs have been included in ‘general and administrative expenses’.

iii)	Identifiable assets acquired and liabilities assumed
The following table summarizes the recognised amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Property, plant and equipment	32
Right-of-use assets	35
Intangible assets	69
Merchandise inventories	50
Trade and other receivables	10
Cash and cash equivalents	16
Loans and borrowings	(18)
Lease liabilities	(37)
Deferred tax liabilities	(21)
Trade payables and other liabilities	(51)
Identifiable net assets acquired	85
Less: Non-controlling interest proportionate share of identifiable net assets	(21)
Goodwill on acquisition (described below)	163
Purchase consideration	227
The goodwill is attributable mainly to the cost and revenue synergies expected to be achieved from integrating Jaya’s operations, supplier network and assets into the Group’s future business expansion. None of the goodwill recognised is expected to be deductible for tax purposes.
The Group has written an option granting the
non-controlling
shareholder (“Timbang Perkasa”) the right to sell their 25% ownership interest to the Group three years after the date of acquisition. As Timbang Perkasa has present access to the returns until exercise of the option, the financial liability of $91 million arising from the put option, which is presented within “Other liabilities”, is not included in the consideration transferred, but is accounted for separately with a corresponding recognition within equity under “Other reserves”. Subsequent changes in the measurement of this liability will be recognised within equity.
The valuation techniques used for measuring the fair value of material assets acquired were as follows.

Assets acquired	Valuation technique

Property, plant and equipment	Market comparison technique and cost technique: The valuation model considers market prices for similar items when they are available, and depreciated replacement cost when appropriate.

Intangible assets (Trademark)	Relief-from-royalty method: The relief-from-royalty method considers the discounted estimated royalty payments that are expected to be avoided as a result of the patents being owned.

Inventories
Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

The fair value of these assets has been measured provisionally, pending completion of an independent valuation. If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.